Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Monegy High Yield Bond Fund

(the “Fund”)

Supplement dated June 8, 2015 to the Prospectus and Summary Prospectus each dated

December 29, 2014, as supplemented

Lori J. Marchildon and Sadhana Valia, portfolio managers at Monegy, Inc., the Fund’s subadviser (“Monegy”), have co-managed the Fund since its inception in 2011. Effective September 1, 2015, Sadhana Valia intends to retire from Monegy.

Please retain this supplement with your Prospectus and Summary Prospectus for future reference.